Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 276,464	$ 3,345,928
Accounts receivable	191,022	12,382
Prepaid expenses	137,692	81,057
Inventory	1,972,879	1,451,897
Total current assets	2,578,057	4,891,264
Property and equipment:
Construction in progress	2,487,673	0
Property and equipment	3,055,579	2,891,352
Less accumulated depreciation	(508,257)	(210,096)
Total property and equipment, net	5,034,995	2,681,256
Security deposit	24,000	10,000
Right-of-use asset	1,261,525	1,329,089
Total intangible assets	0	304,244
Goodwill	0	4,887,297
Total assets	8,898,577	14,103,150
Current liabilities:
Accounts payable	452,606	279,337
Accrued expenses	385,028	77,750
Current portion of operating lease liabilities	52,543	45,970
Total current liabilities	890,177	403,057
Operating lease liabilities	1,301,355	1,353,898
Total liabilities	6,087,690	3,282,742
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 500,000,000 shares authorized, 4,847,384 and 4,809,070 shares issued and outstanding at December 31, 2022 and 2021, respectively	4,847	4,809
Additional paid-in capital	58,485,602	54,342,027
Common stock payable, consisting of 11,585 shares at December 31, 2021	0	26,066
Accumulated deficit	(55,679,562)	(43,552,494)
Total stockholders' equity	2,810,887	10,820,408
Total liabilities and stockholders' equity	8,898,577	14,103,150
Related Party [Member]
Current liabilities:
Notes payable, net	3,502,243	1,375,787
Nonrelated Party [Member]
Current liabilities:
Notes payable, net	$ 393,915	$ 150,000